Schedule of Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 740		$ 758		$ 574
Work in process	2,198	[1]	4,142	[1],[2]	1,712	[2]
Finished goods	2,540		1,748	[3]	5,629	[3]
Total	$ 5,478	[4]	$ 6,648	[4],[5]	$ 7,915	[5]

[1]	The work in process balance represents all production costs incurred for partially completed goods.
[2]	The work in process balance represents all production costs incurred for partially completed goods, including
[3]	The finished goods balance as of December 31, 2021, includes $0.3 million inventory reserve for estimated obsolescence and excess inventory based upon assumptions about the future demand for Phexxi.
[4]	A portion of the total inventory balance as of December 31, 2022 is included in other noncurrent assets. There was none as of March 31, 2023.
[5]	A portion of the total inventory balance is included in other noncurrent assets.